Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
Schwab S&P 500 Index Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name			Schwab S&P 500 Index Portfolio
Accumulated Value	[1]	$ 10,000		$ 11,167.89	$ 13,593.97	$ 12,995.4	$ 17,086.47	$ 20,209.56	$ 26,004.07	$ 21,293.39	$ 26,877.11	$ 33,583.78	$ 39,570.64
Schwab VIT Balanced Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name			Schwab VIT Balanced Portfolio
Accumulated Value	[2]	10,000		10,477.96	11,526.08	10,991.89	12,557.56	13,590.81	14,703.6	12,540.76	14,040.71	15,143.85	17,090.16
Schwab VIT Balanced with Growth Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name			Schwab VIT Balanced with Growth Portfolio
Accumulated Value	[2]	10,000		10,637.55	12,094.57	11,283.96	13,320.53	14,664.24	16,339.26	13,724.3	15,763.01	17,336.1	20,039.85
Schwab VIT Growth Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name			Schwab VIT Growth Portfolio
Accumulated Value	[2]	10,000		10,766.58	12,611.76	11,558.19	13,967.2	15,550.72	17,831.77	14,757.36	17,343.26	19,385.61	22,921.24
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Accumulated Value		10,000		11,195.99	13,640.25	13,042.22	17,148.74	20,303.9	26,132.22	21,399.45	27,024.86	33,786.4	39,827.41
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Accumulated Value		10,000		10,264.75	10,628.31	10,629.52	11,556.06	12,423.53	12,231.95	10,640.56	11,228.86	11,369.25	12,199.31
VIT Balanced Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			VIT Balanced Composite Index
Accumulated Value		10,000		10,569.37	11,682.6	11,199.21	12,878.03	14,019.05	15,251.03	13,093.68	14,723.79	15,969.79	18,096.33
VIT Balanced with Growth Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			VIT Balanced with Growth Composite Index
Accumulated Value		10,000		10,715.64	12,226.52	11,474.17	13,620.58	15,082.08	16,906.26	14,281.9	16,478.21	18,231.83	21,164.5
VIT Growth Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			VIT Growth Composite Index
Accumulated Value		$ 10,000		$ 10,839.58	$ 12,743.23	$ 11,731.02	$ 14,274.13	$ 15,980.06	$ 18,427.35	$ 15,323.38	$ 18,075.03	$ 20,335.51	$ 24,143.4

[1]	Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[2]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.